Annual Total Returns- Vanguard Financials Index Fund (Admiral) [BarChart] - Admiral - Vanguard Financials Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.39%)	26.34%	32.96%	13.95%	(0.44%)	24.68%	20.06%	(13.46%)	31.63%	(2.07%)